Loan impairment provisions (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Loan impairment provisions
Financial Assets	£ 799,491	£ 723,039
ECL provisions	£ 6,186	£ 3,792
ECL provision coverage (in percentage)	1.66%	1.13%
ECL charge	£ 3,242	£ 696
ECL loss rate - annualised (basis points)	87.00%	20.00%
Amounts written off	£ 937	£ 792
Contingent liabilities [member]
Loan impairment provisions
ECL charge	28	0
Other financial assets
Loan impairment provisions
Financial Assets	55,148	61,452
ECL charge	12	2
FVOCI
Loan impairment provisions
ECL provisions	6	4
FVOCI | Other financial assets
Loan impairment provisions
Financial Assets	44,902	49,283
ECL charge	2	1
Loans and advances
Loan impairment provisions
Financial Assets	372,399	336,833
Cash at central banks | Other financial assets
Loan impairment provisions
Financial Assets	122,800	79,200
Secured | Other financial assets
Loan impairment provisions
Financial Assets	53,800	59,400
Business loans
Loan impairment provisions
ECL provisions		6,186	£ 3,792
Stage 1
Loan impairment provisions
ECL provisions	£ 519	£ 322
ECL provision coverage (in percentage)	0.18%	0.11%
ECL charge	£ (121)	£ (212)
Stage 1 | Loans and advances
Loan impairment provisions
Financial Assets	287,124	302,367
Stage 2
Loan impairment provisions
ECL provisions	£ 3,081	£ 752
ECL provision coverage (in percentage)	3.90%	2.70%
ECL charge	£ 2,747	£ 318
Stage 2 | Loans and advances
Loan impairment provisions
Financial Assets	78,917	27,868
Stage 3
Loan impairment provisions
ECL provisions	£ 2,586	£ 2,718
ECL provision coverage (in percentage)	40.67%	41.19%
ECL charge	£ 616	£ 590
Stage 3 | Loans and advances
Loan impairment provisions
Financial Assets	6,358	6,598
Of which: individual
Loan impairment provisions
ECL provisions	831	796
ECL charge	194	303
Amounts written off	191	372
Of which: individual | Loans and advances
Loan impairment provisions
Financial Assets	2,292	2,051
Of which: collective
Loan impairment provisions
ECL provisions	1,755	1,922
ECL charge	422	287
Amounts written off	746	420
Of which: collective | Loans and advances
Loan impairment provisions
Financial Assets	£ 4,066	£ 4,547